OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 2,133	$ 1,381
Accrued expenses	1,274	1,747
Government authorities	1,063	697
Uncertain tax positions	1,874	1,113
Others	89	114
Other accounts payable and accrued expenses	$ 6,433	$ 5,052